Condensed Consolidated Balance Sheets (Q2) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 343,954,400	$ 2,572,700
Prepaid expenses and other current assets	9,553,400	327,500
Accounts receivable, net	17,500	81,000
Total Current Assets	353,525,300	2,981,200
Property and equipment, net	2,161,900	29,200
Right-of-Use Assets, net	806,600	353,200
Total assets	356,493,800	3,363,600
Current liabilities:
Accounts payable and accrued expenses	10,831,700	1,600,700
Convertible promissory notes	0	41,818,800
Related party payables	$ 262,000	$ 0
Other Liability, Noncurrent, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Derivative liability	$ 0	$ 17,282,500
Unearned revenue	2,924,600	4,413,100
Current portion of operating lease liability	276,900	160,300
Total current liabilities	14,295,200	65,275,400
Long-Term Operating lease liability	530,300	201,600
Convertible promissory notes	0	3,528,200
Derivative liability	0	1,120,300
Total Liabilities	14,825,500	70,125,500
Commitments and contingencies (Note 14)
Stockholders' Equity/(Deficit):
Preferred Stock $0.0001 par value - 1,000,000 shares authorized, 0 shares issued and outstanding at June 30, 2024 and December 31, 2023	0	0
Common Stock $0.0001 par value - 999,000,000 shares authorized, 191,477,375 and 87,500,000 shares issued and outstanding at June 30, 2024 and December 31, 2023	19,200	8,800
Paid in Capital	3,229,937,700	0
Accumulated Deficit	(2,888,288,600)	(66,770,700)
Total stockholders' equity/(deficit)	341,668,300	(66,761,900)
Total liabilities and stockholders' equity/(deficit)	$ 356,493,800	$ 3,363,600